Offerings	Aug. 21, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). There are being registered under this Registration Statement such indeterminate number of the Registrant's Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock"), preferred stock, purchase contracts, warrants, subscription rights, depositary shares, debt securities, units, and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively shall have an aggregate offering price not to exceed $150,000,000. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise, redemption or exchange of any other securities that provide for such conversion into, exercise for, redemption of or exchange into such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of the Registrant's Class A Common Stock in connection with any stock dividend, stock split, stock distribution, recapitalization or other similar transactions effected without receipt of consideration that increase the number of outstanding shares of Class A Common Stock. The proposed offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	3,340,000
Proposed Maximum Offering Price per Unit	0.53
Maximum Aggregate Offering Price	$ 1,770,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 244.46
Offering Note	Represents 3,340,000 shares of Class A Common Stock issuable upon the conversion of a convertible promissory note in an aggregate principal amount of $1,670,000, which note was issued by the Registrant to White Lion Capital, LLC ("White Lion") on June 9, 2026 pursuant to a Note Purchase Agreement, dated June 9, 2026, by and between the Registrant and White Lion. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on The Nasdaq Stock Market LLC on August 19, 2026 ($0.53 per share), in accordance with Rule 457(c) of the Securities Act.